Derivative financial instruments and fair value measurements (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Company's outstanding foreign exchange forward contracts

The Company’s outstanding foreign exchange forward contracts are as follows:

		Notional	Fair value asset (liability)	Maturity dates
July 31, 2012:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	249,432	$2,832	August 2012 to January 2015

Purchase contracts to sell US dollars and buy Euros		€86,140	(3,117)	September 2012 to July 2014

The Company’s outstanding foreign exchange forward contracts are as follows:

	Notional		Fair value	Maturity dates

April 30, 2012:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	250,502	$6,743	May 2012 to October 2014
Purchase contracts to sell US dollars and buy Euros		€16,872	(1,551)	September 2012

	Notional		Fair value	Maturity dates

April 30, 2011:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	216,207	$17,682	May 2011 to December 2013
Purchase contracts to sell US dollars and buy Euros		€78,362	826	June 2011 to April 2012

Financial instruments measured at fair value on a recurring basis

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	July 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value
Financial assets:
Other assets, current:
Foreign currency forward contracts	$—	$3,939	$—	$3,939
Foreign currency embedded derivatives	—	1,402	—	1,402
Other assets, non-current:
Foreign currency forward contracts	—	644	—	644
Foreign currency embedded derivatives	—	370	—	370

	$—	$6,355	$—	$6,355

	July 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value
Financial liabilities:
Other liabilities, current:
Foreign currency forward contracts	$—	$(3,628)	$—	$(3,628)
Foreign currency embedded derivatives	—	(9,168)	—	(9,168)
Other liabilities, non-current:
Foreign currency forward contracts	—	(1,240)	—	(1,240)
Foreign currency embedded derivatives	—	(17,131)	—	(17,131)

	$—	$(31,167)	$—	$(31,167)

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	April 30, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$6,036	$—	$6,036
Foreign currency embedded derivatives	—	488	—	488

Other assets, non-current:
Foreign currency forward contracts	—	1,630	—	1,630
Foreign currency embedded derivatives	—	65	—	65

	$—	$8,219	$—	$8,219

Financial liabilities
Other liabilities, current:
Foreign currency forward contracts	$—	$(1,747)	$—	$(1,747)
Foreign currency embedded derivatives	—	(9,342)	—	(9,342)
Other liabilities, non-current:
Foreign currency forward contracts	—	(728)	—	(728)
Foreign currency embedded derivatives	—	(16,656)	—	(16,656)

	$—	$(28,473)	$—	$(28,473)

	April 30, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$9,213	$—	$9,213
Foreign currency embedded derivatives	—	176	—	176
Other assets, non-current:
Foreign currency forward contracts	—	8,762	—	8,762
Foreign currency embedded derivatives	—	3	—	3

	$—	$18,154	$—	$18,154

Financial liabilities
Other liabilities, current:
Foreign currency embedded derivatives	$—	$(10,755)	$—	$(10,755)
Other liabilities, non-current:
Foreign currency embedded derivatives	—	(24,807)	—	(24,807)

	$—	$(35,562)	$—	$(35,562)

Fair value based on quoted market prices

The carrying values of the Company’s other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for non-revolving debt obligations, the fair values of which are as follows:

	July 31, 2012
	Fair value	Carrying value
Senior secured notes	$1,116,500	$1,084,423

The carrying values of the Company’s other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for the senior secured notes, the fair value of which is as follows:

	April 30, 2012		April 30, 2011
	Fair value	Carrying value	Fair value	Carrying value

Senior secured notes	$1,091,750	$1,084,109	$1,071,125	$1,082,936